RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (FY) (Tables)	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
Accounting for Warrants
	As Previously Reported	Adjustments	As Restated
Balance sheet as of August 12, 2019 (audited)
Total Liabilities	$9,194,592	$17,905,000	$27,099,592
Class A Ordinary Shares Subject to Possible Redemption	237,606,630	(17,905,000)	219,701,630
Class A Ordinary Shares	124	179	303
Additional Paid-in Capital	5,004,165	910,412	5,914,577
Accumulated Deficit	(5,000)	(910,591)	(915,591)

Balance sheet as of September 30, 2019 (unaudited)
Total Liabilities	$8,826,397	$18,365,000	$27,191,397
Class A Ordinary Shares Subject to Possible Redemption	238,159,760	(18,365,000)	219,794,760
Class A Ordinary Shares	125	183	308
Additional Paid-in Capital	4,451,128	1,370,408	5,821,536
(Accumulated Deficit) Retained Earnings	548,123	(1,370,591)	(822,468)

Balance sheet as of December 31, 2019 (audited)
Total Liabilities	$8,846,895	$13,260,000	$22,106,895
Class A Ordinary Shares Subject to Possible Redemption	239,229,796	(13,260,000)	225,969,796
Class A Ordinary Shares	126	132	258
Additional Paid-in Capital	3,381,091	(3,381,091)	—
(Accumulated Deficit) Retained Earnings	1,618,159	3,380,959	4,999,118

Balance sheet as of March 31, 2020 (unaudited)
Total Liabilities	$9,163,720	$13,065,000	$22,228,720
Class A Ordinary Shares Subject to Possible Redemption	240,856,900	(13,065,000)	227,791,900
Class A Ordinary Shares	129	129	258
Additional Paid-in Capital	1,753,984	(1,753,984)	—
(Accumulated Deficit) Retained Earnings	3,245,266	1,753,855	4,999,121

Balance sheet as of June 30, 2020 (unaudited)
Total Liabilities	$9,187,458	$16,050,000	$25,237,458
Class A Ordinary Shares Subject to Possible Redemption	240,695,088	(16,050,000)	224,645,088
Class A Ordinary Shares	132	158	290
Additional Paid-in Capital	1,915,793	(591,117)	1,324,676
(Accumulated Deficit) Retained Earnings	3,083,457	590,959	3,674,416

Balance sheet as of September 30, 2020 (unaudited)
Total Liabilities	$9,247,425	$17,355,000	$26,602,425
Class A Ordinary Shares Subject to Possible Redemption	240,581,127	(17,355,000)	223,226,127
Class A Ordinary Shares	133	171	304
Additional Paid-in Capital	2,029,753	713,870	2,743,623
(Accumulated Deficit) Retained Earnings	2,969,497	(714,041)	2,255,456

Balance sheet as of December 31, 2020 (audited)
Total Liabilities	$11,902,970	$63,680,000	$75,582,970
Class A Ordinary Shares Subject to Possible Redemption	237,628,272	(63,679,999)	173,948,273
Class A Ordinary Shares	163	626	789
Additional Paid-in Capital	4,982,578	47,038,414	52,020,992
(Accumulated Deficit) Retained Earnings	16,638	(47,039,041)	(47,022,403)

Three months ended September 30, 2019 (unaudited)
Net loss	$553,123	$(1,370,591)	$(817,468)
Weighted average shares outstanding of redeemable ordinary shares	—	21,970,163	21,970,163
Basic and diluted net loss per share, ordinary shares subject to redemption	—	$0.03	$0.03
Weighted average shares outstanding of ordinary shares	6,910,082	953,636	7,863,718
Basic and diluted net loss per share, ordinary shares	$(0.01)	$(0.18)	$(0.19)

Nine months ended September 30, 2019 (unaudited)
Net (loss) income	$548,123	$(1,370,591)	$(822,468)

	As Previously Reported	Adjustments	As Restated
Weighted average shares outstanding of redeemable ordinary shares	—	21,970,163	21,970,163
Basic and diluted net loss per share, ordinary shares subject to redemption	—	$0.03	$0.03
Weighted average shares outstanding of ordinary shares	6,792,210	783,344	7,575,554
Basic and diluted net loss per share, ordinary shares	$(0.02)	$(0.17)	$(0.19)

Year ended December 31, 2019 (audited)
Net income	$1,618,159	$3,734,409	$5,352,568
Weighted average shares outstanding of redeemable ordinary shares	23,754,184	(1,817,232)	21,936,952
Basic and diluted earnings per share, ordinary shares subject to redemption	$0.08	—	$0.08
Weighted average shares outstanding of ordinary shares	7,111,079	1,256,028	8,367,106
Basic and diluted net loss per share, ordinary shares	$(0.03)	$0.45	$0.42

Three months ended March 31, 2020 (unaudited)
Net income	$1,627,107	$195,000	$1,822,107
Weighted average shares outstanding of redeemable ordinary shares	—	22,424,313	22,424,313
Basic and diluted earnings per share, ordinary shares subject to redemption	—	$0.09	$0.09
Weighted average shares outstanding of ordinary shares	7,509,819	1,315,868	8,825,687
Basic and diluted net loss per share, ordinary shares	$(0.05)	$0.03	$(0.02)

Three months ended June 30, 2020 (unaudited)
Net loss	$(161,809)	$(2,985,000)	$(3,146,809)
Weighted average shares outstanding of redeemable ordinary shares	—	22,419,605	22,419,605
Weighted average shares outstanding of ordinary shares	7,544,519	1,285,876	8,830,395
Basic and diluted net loss per share, ordinary shares	$(0.03)	$(0.33)	$(0.36)

Six months ended June 30, 2020 (unaudited)
Net (loss) income	$1,465,298	$(2,790,000)	$(1,324,702)
Weighted average shares outstanding of redeemable ordinary shares	—	22,421,959	22,421,959
Basic and diluted earnings per share, ordinary shares subject to redemption	—	$0.09	$0.09
Weighted average shares outstanding of ordinary shares	7,527,169	1,300,872	8,828,041
Basic and diluted net loss per share, ordinary shares	$(0.08)	$(0.30)	$(0.38)

Three months ended September 30, 2020 (unaudited)
Net loss	$(113,960)	$(1,305,000)	$(1,418,960)
Weighted average shares outstanding of redeemable ordinary shares	—	22,104,581	22,104,581
Weighted average shares outstanding of ordinary shares	7,566,134	1,579,285	9,145,419
Basic and diluted net loss per share, ordinary shares	$(0.02)	$(0.14)	$(0.16)

Nine months ended September 30, 2020 (unaudited)
Net (loss) income	$1,351,338	$(4,095,000)	$(2,743,662)
Weighted average shares outstanding of redeemable ordinary shares	—	22,315,394	22,315,394
Basic and diluted earnings per share, ordinary shares subject to redemption	—	$0.09	$0.09
Weighted average shares outstanding of ordinary shares	7,538,169	1,396,437	8,934,606
Basic and diluted net loss per share, ordinary shares	$(0.10)	$(0.44)	$(0.54)

	As Previously Reported	Adjustments	As Restated
Year ended December 31, 2020 (audited)
Net loss	$(1,601,521)	$(50,420,000)	$(52,021,521)
Weighted average shares outstanding of redeemable ordinary shares	23,699,368	(1,473,041)	22,226,328
Basic and diluted earnings per share, ordinary shares subject to redemption	$0.07	—	$0.07
Weighted average shares outstanding of ordinary shares	7,550,632	1,473,041	9,023,672
Basic and diluted net loss per share, ordinary shares	$(0.42)	$(5.52)	$(5.94)

Statement of cash flows for the period from June 7, 2019 (inception) through September 30, 2019 (unaudited)
Net (loss) income	$548,123	$(1,370,591)	$(822,468)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	—	(460,000)	(460,000)
Compensation expense	—	(280,000)	(280,000)
Transaction costs	—	(630,591)	(630,591)

Statement of cash flows year ended December 31, 2019 (audited)
Net income	$1,618,159	$3,734,409	$5,352,568
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	—	4,645,000	4,645,000
Compensation expense	—	(280,000)	(280,000)
Transaction costs	—	(630,591)	(630,591)

Statement of cash flows three months ended March 31, 2020 (unaudited)
Net income	$1,627,107	$195,000	$1,822,107
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	—	195,000	195,000

Statement of cash flows six months ended June 30, 2020 (unaudited)
Net (loss) income	$1,465,298	$(2,790,000)	$(1,324,702)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	—	(2,790,000)	(2,790,000)

Statement of cash flows nine months ended September 30, 2020 (unaudited)
Net (loss) income	$1,351,338	$(4,095,000)	$(2,743,662)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	—	(4,095,000)	(4,095,000)

Statement of cash flows year ended December 31, 2020 (audited)
Net loss	$(1,601,521)	$(50,420,000)	$(52,021,521)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	—	(50,420,000)	(50,420,000)